Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2010-2

Class A-1 .50068 % Asset Backed Notes

Class A-2 1.22 % Asset Backed Notes

Class A-3 1.71 % Asset Backed Notes

Class B 2.73 % Asset Backed Notes

Class C 4.52 % Asset Backed Notes

Class D 6.24 % Asset Backed Notes

Class E 8.66 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2010-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of May 5, 2010. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2010
Monthly Period Ending:	08/31/2010
Prev. Distribution/Close Date:	08/09/2010
Distribution Date:	09/08/2010
Days of Interest for Period:	30
Days in Collection Period:	31
Months Seasoned:	4

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	46,812	05/06/2010	05/20/2010	$640,004,114
Total	46,812			$640,004,114

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance			{1}	$599,610,438

	Monthly Principal Amounts
	{2}	Collections on Receivables outstanding at end of period	{2}	18,277,281

	{3}	Collections on Receivables paid off during period	{3}	4,285,294

	{4}	Receivables becoming Liquidated Receivables during period	{4}	1,833,566

	{5}	Receivables becoming Purchased Receivables during period	{5}	0

	{6}	Other Receivables adjustments	{6}	(4,287)

	{7}	Less amounts allocable to Interest	{7}	(8,223,088)

	{8}	Total Monthly Principal Amounts		{8}	16,168,766

{9}	End of period Aggregate Principal Balance			{9}	$583,441,672

{10}	Pool Factor			{10}	91.1621752%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:			Class A-1	Class A-2	Class A-3	Class B
{11}	Original Note Balance	{11}	$152,100,000	$177,700,000	$76,600,000	$52,800,000

{12}	Beginning of period Note Balance	{12}	$94,580,584	$177,700,000	$76,600,000	$52,800,000

{13}	Noteholders’ Principal Distributable Amount	{13}	16,168,766	0	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	4,897,936	0	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
{16}	Matured Principal Shortfall	{16}

{17}	End of period Note Balance	{17}	$73,513,882	$177,700,000	$76,600,000	$52,800,000

{18}	Note Pool Factors	{18}	48.3325983%	100.0000000%	100.0000000%	100.0000000%

			Class C	Class D	Class E	TOTAL

			$65,600,000	$60,800,000	$14,400,000	$600,000,000

{19}	Beginning of period Note Balance	{19}	$65,600,000	$60,800,000	$14,400,000	$542,480,584

{20}	Noteholders’ Principal Distributable Amount	{20}	0	0	0	16,168,766
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0	4,897,936
{22}	Aggregate Principal Parity Amount	{22}	0	0	0	0
{23}	Matured Principal Shortfall	{23}				0

{24}	End of period Note Balance	{24}	$65,600,000	$60,800,000	$14,400,000	$521,413,882

{25}	Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%	86.9023137%

III.	CALCULATION OF STEP-DOWN AMOUNT:
{26}	Ending Pool Balance	{26}		$583,441,672

{27}	15.25% of Ending Aggregate Principal Balance	{27}	88,974,855

{28}	Less Specified Reserve Balance	{28}	(12,800,082)

{29}	Sum of {27} and {28}	{29}	76,174,773

{30}	Required Pro Forma Note Balance {26} - {29}	{30}		507,266,899

{31}	Beginning Note Balance	{31}	542,480,584

{32}	Total Monthly Principal Amount	{32}	(16,168,766)

{33}	Pro-Forma Note Balance (Assuming 100% Pay-down)	{33}		526,311,818

{34}	Excess of Required Pro-forma over Pro-forma Balance	{34}		0

{35}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($3,200,021)	{35}		0

{36}	Step-Down Amount Lesser of {34} or {35}	{36}			$0

IV.	CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{37}	Total Monthly Principal Amounts		{37}	$16,168,766

{38}	Step-down Amount		{38}	0

{39}	Principal Distributable Amount		{39}		$16,168,766

V.	CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{40}	Class A - 1	$94,580,584	0	0.50068%	30	Actual days/360	$39,462
{41}	Class A - 2	$177,700,000	0	1.22000%	30	30/360	180,662
{42}	Class A - 3	$76,600,000	0	1.71000%	30	30/360	109,155
{43}	Class B	$52,800,000	0	2.7300%	30	30/360	120,120
{44}	Class C	$65,600,000	0	4.5200%	30	30/360	247,093
{45}	Class D	$60,800,000	0	6.2400%	30	30/360	316,160
{46}	Class E	$14,400,000	0	8.6600%	30	30/360	103,920

VI.	RECONCILIATION OF COLLECTION ACCOUNT:
	Available Funds:
	{47}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	$22,542,038

	{48}	Liquidation Proceeds collected during period	{48}	753,392

	{49}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	0

	{50}	Investment Earnings - Collection Account	{50}	2,342

	{51}	Investment Earnings - Transfer From Reserve Account	{51}	2,085

	{52}	Collection of Supplemental Servicing - Extension Fees	{52}	20,537

	{53}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{53}	80,744

	{54}	Collection of Supplemental Servicing - Late Fees & Prepayment Penalty Fees	{54}	118,551

	{55}	Total Available Funds	{55}		23,519,689

	Distributions:
	{56}	Base Servicing Fee	{56}	1,124,270

	{57}	Repo and Recovery Fees - reimbursed to Servicer	{57}	80,744

	{58}	Bank Service Charges - reimbursed to Servicer	{58}	2,940

	{59}	Late Fees & Prepayment Penalty Fees - to Servicer	{59}	118,551

	{60}	Agent fees	{60}	833

	{61}	Backup Servicing Fees	{61}	8,744

	{62}	Owner Trustee Fee	{62}	333

	{63}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	39,462

	{64}	Class A-2 Noteholders’ Interest Distributable Amount pari passu	{64}	180,662

	{65}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{65}	109,155

	{66}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{66}	0

	{67}	Class B Noteholders’ Interest Distributable Amount	{67}	120,120

	{68}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0

	{69}	Class C Noteholders’ Interest Distributable Amount	{69}	247,093

	{70}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0

	{71}	Class D Noteholders’ Interest Distributable Amount	{71}	316,160

	{72}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0

	{73}	Class E Noteholders’ Interest Distributable Amount	{73}	103,920

	{74}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0

	{75}	Noteholders’ Principal Distributable Amount	{75}	16,168,766

	{76}	To the Reserve Account, the Reserve Account Deposit	{76}	0

	{77}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{77}	4,897,936

	{78}	Additional fees (Indenture Trustee, Owner Trustee, Trust Collateral Agent, Backup Servicer)	{78}	0

	{79}	To the Certificateholders, the aggregate amount remaining	{79}	0

	{80}	Total Distributions	{80}		$23,519,689

VII.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{81}	Class A	$348,880,584	$583,441,672	$0	$21,853,995	$0
{82}	Class B	401,680,584	583,441,672	0	21,733,875	0
{83}	Class C	467,280,584	583,441,672	0	21,486,782	0
{84}	Class D	528,080,584	583,441,672	0	21,170,622	0
{85}	Class E	542,480,584	583,441,672	0	21,066,702	0
{86}	Total

VIII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{87}	Excess Available Funds	{87}	$4,897,936

{88}	Pro-Forma Note Balance (Calculated after Step-Down)	{88}	526,311,818

{89}	Required Pro Forma Note Balance	{89}	507,266,899

{90}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{90}	19,044,919

{91}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{91}		$4,897,936

IX.	RECONCILIATION OF RESERVE ACCOUNT:			Initial
{92}	Specified Reserve Balance			$12,800,082
{93}	Beginning of period Reserve Account balance	{93}		$12,800,082

{94}	The Reserve Account Deposit, from Collection Account	{94}	0

{95}	Investment Earnings	{95}	2,085

{96}	Investment Earnings - transferred to Collection Account Available Funds	{96}	(2,085)

{97}	Reserve Account Withdrawal Amount	{97}	0
{98}	End of period Reserve Account balance	{98}		$12,800,082

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{99}	Aggregate Principal Balance	{99}	$583,441,672

{100}	End of Period Note Balance	{100}	521,413,882

{101}	Overcollateralization	{101}	62,027,790

{102}	Overcollateralization %	{102}		10.63%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{103}	Original Number of Receivables	{103}	46,812
{104}	Beginning of period number of Receivables	{104}	0	44,958
{105}	Number of Receivables becoming Liquidated Receivables during period	{105}	260	160
{106}	Number of Receivables becoming Purchased Receivables during period	{106}	8	0
{107}	Number of Receivables paid off during period	{107}	2,778	1,032
{108}	End of period number of Receivables	{108}	43,766	43,766

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{109}	Weighted Average APR of the Receivables	{109}	16.67%	16.69%	16.70%
{110}	Weighted Average Remaining Term of the Receivables	{110}	60.00	57.91	57.39
{111}	Weighted Average Original Term of Receivables	{111}	68.00	68.00	68.00
{112}	Average Receivable Balance	{112}	$13,672	$13,337	$13,331
{113}	Net Losses in Period	{113}	$0	$325,353	$1,080,174
{114}	Aggregate Realized Losses	{114}	$0	$668,914	$1,749,088
{115}	Aggregate Realized Loss Percentage	{115}		0.104%	0.273%
{116}	ABS Prepay Speed	{116}		1.2376	1.3485

XIII.	DELINQUENCY:

	Receivables with Scheduled Payment delinquent		Units	Dollars	Percentage
	{117} 31-60 days	{117}	2,512	$21,020,172	3.51%
	{118} 61-90 days	{118}	673	4,462,580	0.74%
	{119} over 90 days	{119}	111	761,996	0.13%
	{120} Total	{120}	3,296	$26,244,748	4.38%

XIV.	EXTENSIONS

	{121} Principal Balance of Receivables extended during current period	{121}		$1,278,223

	{122} Beginning of Period Aggregate Principal Balance	{122}		599,610,438

	{123} Extension Rate {121} divided by {122}	{123}			0.21%

By:	/s/ Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	September 2, 2010

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